GAIN Capital Holdings, Inc.
Bedminster One
135 Route 202/206
Bedminster, New Jersey 07921
December 6, 2010
VIA EDGAR AND FAX
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Judiciary Plaza
Washington, D.C. 20549
Mail Stop 3010
Attention: Sonia Gupta Barros, Special Counsel

Re:	GAIN Capital Holdings, Inc.
Amendment No. 7 to Registration Statement on Form S-l
Filed November 24, 2010
Amendment No. 8 to Registration Statement on Form S-l
Filed December 2, 2010
File No. 333-161632
Dear Ms. Barros:
     This letter is submitted on behalf of GAIN Capital Holdings, Inc. (“GAIN” or the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the above-referenced filings, as set forth in your letter dated December 3, 2010 (the “Comment Letter”). Submitted herewith for filing is Amendment No. 9 (“Amendment No. 9”) to the Registration Statement referenced above (the “Registration Statement”).
     For the convenience of the Staff’s review, the text of the Comment Letter has been reproduced herein with the Company’s response below each numbered comment. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement set forth in Amendment No. 9. Page numbers referred to in the responses reference the applicable pages of Amendment No. 9.

Securities and Exchange Commission
December 6, 2010

Comments Regarding Amendment No. 7
General
1.	We note your response to comment 1 of our letter dated November 22, 2010. Please clarify whether you would permit customers located in the U.S. to enter into CFDs through any other subsidiary. Please expand the risk factor on page 24 to clarify that, to the extent the CFD’s are determined to constitute swaps or securities-based swaps under the Dodd-Frank Act, the federal securities laws, or the commodities laws, you would be required to comply with such U.S. laws with respect to such offering.
     Response: The Company has revised its language in Amendment No. 9 to clarify that the Company also does not permit customers located in the U.S. to enter into CFDs through any of the Company’s U.S. and non-U.S. subsidiaries. The Company has revised its risk factor on page 25 of Amendment No. 9 to clarify that, to the extent the CFD’s are determined to constitute swaps or securities-based swaps under the Dodd-Frank Act, the federal securities laws, or the commodities laws, the Company would be required to comply with such U.S. laws with respect to such CFD offerings.
Prospectus Cover Page
2.	We note that Morgan Stanley & Co. Incorporated and Deutsche Bank Securities Inc., are acting as representatives of the underwriters and that you have identified three additional underwriters on the cover page in this amendment. Please ensure that only the lead or managing underwriters are identified on the prospectus cover page. See Item 501(b)(8) of Regulation S-K. Revise the disclosure in the “Underwriters” section on page 173 to also identify each underwriter that is serving as a lead or managing underwriter.
     Response: The Company has designated each underwriter listed on the outside front cover page of the prospectus as a lead or managing underwriter for the offering. Accordingly, the Company believes that Item 501(b)(8) of Regulation S-K requires that each such underwriter be listed on the outside front cover page of the prospectus. In addition, each such underwriter and only such underwriters will receive a portion of the management fee the Company pays to the underwriters in connection with the offering. The Company believes that listing lead and managing underwriters on the outside front cover page of the prospectus represents market practice. The Company has also revised its disclosure on page 178 of Amendment No. 9 to reflect the Staff’s comment.

Securities and Exchange Commission
December 6, 2010

Prospectus Summary, page 1
Continue the International Expansion of our Retail Customer Base, page 7
3.	Please provide support for your statement that Forex.com Japan Co. Ltd. “maintains a first-class financial instruments business registration with the Financial Services Agency in Japan” Additionally, please explain what you mean by this statement.
     Response: The Company has revised its disclosure in Amendment No. 9 to clarify that the Company maintains a registration with the Financial Services Agency in Japan, known as a “Type I financial instruments business registration.” The Company will supplementally provide the Staff with support from the Financial Services Agency in Japan (translated).
Market Opportunity, page 82
4.	We note your response to comment 2 of our letter dated November 22, 2010. The source from which you derived the information presented in this chart is still unclear to us. Please provide support for the chart on this page.
     Response: The Company will supplementally provide support to the Staff for the information presented in the chart.
Our Forex Trading Business, page 92
5.	Please revise the diagram on page 94 so that it is legible.
     Response: The Company has revised its disclosure on page 97 of Amendment No. 9 in order to make the diagram legible.
Competition, page 101
6.	We note your response to comment 3 of our letter dated November 22, 2010. We note that you still list Capital Market Services as a competitor. Please advise or revise.
     Response: The Company has revised its disclosure on page 104 of Amendment No. 9 to remove Capital Market Services as a competitor.
Corporate Structure. Facilities and Properties, page 111
7.	Please revise your chart so that it is legible.
     Response: The Company is working with its financial printer to revise its disclosure on page 114 of Amendment No. 9 in order to make the chart legible.

Securities and Exchange Commission
December 6, 2010

Management, page 113
8.	We note your response to comment 5 of our letter dated November 22, 2010. Please revise to disclose when Mr. O’Grady held each of the positions listed for at least the past five years. Please make similar revisions to your disclosure regarding Mr. Carlough.
     Response: The Company has revised its disclosure on pages 118 and 119 of Amendment No. 9 to disclose when Messrs. O’Grady and Carlough held each of the positions listed for at least the past five years.
Exhibits
9.	We note that you have removed multiple exhibits, most of which relate to compensation disclosure. We note that these exhibits should be filed because you still provide compensation disclosure to which these exhibits relate. Please re-file these exhibits in accordance with Item 601(b)(10) of Regulation S-K.
     Response: The Company has re-filed these exhibits with Amendment No. 9 in accordance with Item 601(b)(10) of Regulation S-K.
10.	We note that you have filed the form of certain employment agreements. Please tell us why you have not filed the executed versions of these agreements. Please refer to Instruction 1 to Item 601(a) of Regulation S-K.
     Response: The Company has filed the executed version of the certain employment agreements referenced by the Staff as exhibits to Amendment No. 9.
11.	We note that your legal opinion is limited to the Delaware General Corporate Law, Please confirm to us in writing that the reference and limitation to “Delaware General Corporate Law” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
     Response: The Company will supplementally provide the Staff with a written statement from its counsel that the reference and limitation to “Delaware General Corporate Law” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.
Comments Regarding Amendment No, 8
Use of Proceeds, page 41
12.	We note your disclosure that you estimate the net proceeds to be approximately $5.7 million based on the midpoint of the estimated price range. Based on the midpoint of

Securities and Exchange Commission
December 6, 2010

$14.00 per share, it appears that $5.7 million represents the gross proceeds, Please revise your disclosure to clarify. In addition, we note that the current costs of your offering are approximately $3 million. Please revise your disclosure to discuss how you intend to use the remaining $2.7 million in offering proceeds. Please briefly quantify and explain your reference to historical costs from the initial public offering. If the historical costs refer to the costs discussed on page F-16, please explain.
     Response: The Company has revised its disclosure on page 41 of Amendment No. 9 to clarify and quantify the Company’s use of net proceeds, including a brief description of the Company’s historical initial public offering costs and expenses.
* * *
     The Company acknowledges that:
•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     If you have any questions regarding the foregoing responses or otherwise, please do not hesitate to call me at (908) 212-3980.

Sincerely,
/s/ Henry C. Lyons
Henry C. Lyons
Chief Financial Officer

cc:	Andrew P. Gilbert, Esq., DLA Piper LLP (US) Fax: (973) 520-2573